EMPLOYEE BENEFIT LIABILITIES, NET (Schedule of Principal Assumptions Underlying Defined Benefit Plan) (Details)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Discount rate of the plan liability	2.02%	2.27%	3.72%
Future salary increases	3.60%	4.00%	4.00%